UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Small-Cap Growth Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)

Auto & Transportation (4.1%)
Polaris Industries, Inc.	84,014	$4,690
* Navistar International Corp.	122,959	4,573
J.B. Hunt Transport Services, Inc.	109,956	4,084
Oshkosh Truck Corp.	67,454	3,849
* Landstar System, Inc.	58,377	3,426
* EGL, Inc.	70,665	2,138
Thor Industries, Inc.	72,715	1,925
Winnebago Industries, Inc.	52,842	1,830
Heartland Express, Inc.	95,569	1,763
Florida East Coast Industries, Inc. Class A	46,175	1,734
* Swift Transportation Co., Inc.	102,823	1,729
* Forward Air Corp.	40,069	1,604
* Kirby Corp.	38,332	1,539
* Knight Transportation, Inc.	71,434	1,530
* AirTran Holdings, Inc.	148,997	1,484
* The Goodyear Tire & Rubber Co.	107,752	1,157
Monaco Coach Corp.	51,489	1,115
* Old Dominion Freight Line, Inc.	38,321	1,104
* Tenneco Automotive, Inc.	81,907	1,073
* Fleetwood Enterprises, Inc.	68,446	1,039
* Pacer International, Inc.	62,199	1,020
* Wabash National Corp.	34,611	951
* Northwest Airlines Corp. Class A	109,413	898
* AMR Corp.	109,545	803
* Genesee & Wyoming Inc. Class A	30,298	767
Wabtec Corp.	39,333	735
* Delta Air Lines, Inc.	220,016	724
* Hayes Lemmerz International, Inc.	70,109	712
Arctic Cat, Inc.	26,252	681
* Keystone Automotive Industries, Inc.	30,156	663
* ExpressJet Holdings, Inc.	58,711	588
* Gulfmark Offshore, Inc.	29,395	480
* FLYI, Inc.	79,420	311
* Mesa Air Group Inc.	40,314	206
* America West Holdings Corp. Class B	34,803	188
* Aftermarket Technology Corp.	8,817	111

		53,224

Consumer Discretionary (23.3%)
* Monster Worldwide Inc.	209,340	5,158
* Getty Images, Inc.	91,278	5,048
The Corporate Executive Board Co.	72,195	4,421
Station Casinos, Inc.	86,890	4,261
Claire's Stores, Inc.	165,338	4,140
* Wynn Resorts Ltd.	78,515	4,059
Applebee's International, Inc.	160,149	4,049
American Eagle Outfitters, Inc.	105,241	3,878
* O'Reilly Automotive, Inc.	96,647	3,701
Ruby Tuesday, Inc.	130,518	3,638
* Urban Outfitters, Inc.	102,352	3,521
Regis Corp.	82,296	3,310
* Education Management Corp.	121,691	3,242
* ITT Educational Services, Inc.	89,517	3,227
* Timberland Co.	56,751	3,224
* Earthlink, Inc.	307,577	3,168
* Pacific Sunwear of California, Inc.	149,999	3,158
Strayer Education, Inc.	27,299	3,140
* PETCO Animal Supplies, Inc.	95,618	3,123
MSC Industrial Direct Co., Inc. Class A	90,525	3,085
* Valassis Communications, Inc.	101,959	3,016
Harte-Hanks, Inc.	119,382	2,986
* Fossil, Inc.	95,920	2,968
* Sonic Corp.	115,658	2,964
* Laureate Education Inc.	79,517	2,960
* Quiksilver, Inc.	114,194	2,903
* Take-Two Interactive Software, Inc.	87,901	2,888
* Ask Jeeves, Inc.	88,234	2,886
* The Yankee Candle Co., Inc.	97,240	2,816
SCP Pool Corp.	104,351	2,790
* Waste Connections, Inc.	84,904	2,690
* CEC Entertainment Inc.	73,165	2,689
* Copart, Inc.	140,858	2,667
* Penn National Gaming, Inc.	62,722	2,534
* Marvel Enterprises Inc.	170,571	2,484
* DeVry, Inc.	116,889	2,421
John Wiley & Sons Class A	74,507	2,381
* InfoSpace, Inc.	50,009	2,370
* Corrections Corp. of America REIT	65,417	2,313
* P.F. Chang's China Bistro, Inc.	47,575	2,307
* Arbitron Inc.	60,567	2,217
Matthews International Corp.	63,089	2,137
* Aeropostale, Inc.	81,485	2,135
* Barnes & Noble, Inc.	57,463	2,126
* Scientific Games Corp.	111,212	2,124
Choice Hotel International, Inc.	36,874	2,124
Catalina Marketing Corp.	91,901	2,121
Grey Global Group Inc.	2,127	2,116
* Panera Bread Co.	55,995	2,102
* Linens 'n Things, Inc.	88,319	2,046
* Dick's Sporting Goods, Inc.	55,777	1,987
* Navigant Consulting, Inc.	89,920	1,975
* Sirva Inc.	86,113	1,972
* CNET Networks, Inc.	210,066	1,922
* Guitar Center, Inc.	43,800	1,897
* Tractor Supply Co.	59,902	1,883
* United Natural Foods, Inc.	70,440	1,874
* Men's Wearhouse, Inc.	63,797	1,853
* Jarden Corp.	50,691	1,850
ADVO, Inc.	59,478	1,840
* Emmis Communications, Inc.	100,119	1,808
* Rare Hospitality International Inc.	66,558	1,774
CBRL Group, Inc.	47,564	1,716
* Shuffle Master, Inc.	45,397	1,701
The Brink's Co.	55,687	1,680
Watson Wyatt & Co. Holdings	63,113	1,660
* Resources Connection, Inc.	43,044	1,626
* Tuesday Morning Corp.	52,391	1,620
* CoStar Group, Inc.	31,831	1,566
* Hot Topic, Inc.	91,603	1,561
Ethan Allen Interiors, Inc.	44,901	1,560
Pier 1 Imports Inc.	86,075	1,556
* Cumulus Media Inc.	107,241	1,543
* Cost Plus, Inc.	42,931	1,519
* R.H. Donnelley Corp.	30,485	1,505
* DoubleClick Inc.	252,537	1,492
* Gaylord Entertainment Co.	47,976	1,487
* Charter Communications, Inc.	557,113	1,482
* Journal Register Co.	74,158	1,402
* Bright Horizons Family Solutions, Inc.	25,767	1,399
* ValueClick, Inc.	147,451	1,392
* Tetra Tech, Inc.	109,535	1,388
* Krispy Kreme Doughnuts, Inc.	109,172	1,382
* Big Lots Inc.	112,926	1,381
* Alliance Gaming Corp.	90,780	1,367
* West Corp.	46,082	1,342
* Global Imaging Systems, Inc.	42,766	1,329
* The Warnaco Group, Inc.	58,628	1,303
* Red Robin Gourmet Burgers	28,350	1,238
Talbots Inc.	49,402	1,225
* Too Inc.	67,452	1,219
* 99 Cents Only Stores	84,815	1,207
Fred's, Inc.	65,242	1,172
* Gemstar-TV Guide International, Inc.	206,602	1,167
Christopher & Banks Corp.	72,325	1,158
* ProQuest Co.	44,704	1,149
* MAXIMUS, Inc.	38,135	1,099
* Labor Ready, Inc.	77,240	1,083
* Elizabeth Arden, Inc.	50,537	1,064
* WMS Industries, Inc.	41,372	1,063
* Jo-Ann Stores, Inc.	37,481	1,051
* The Advisory Board Co.	31,174	1,047
Aaron Rents, Inc. Class B	47,252	1,028
* Lin TV Corp.	52,533	1,023
K-Swiss, Inc.	52,631	1,013
* Genesco, Inc.	42,625	1,004
* CKE Restaurants Inc.	90,773	1,003
* Six Flags, Inc.	182,066	990
* Priceline.com, Inc.	44,359	983
G & K Services, Inc. Class A	24,647	979
* Select Comfort Corp.	53,693	977
Rollins, Inc.	40,209	977
* Coldwater Creek Inc.	46,696	975
* Hibbett Sporting Goods, Inc.	45,716	937
* United Online, Inc.	96,937	933
* The Sports Authority, Inc.	40,096	930
* Coinstar, Inc.	39,782	927
* Universal Technical Institute Inc.	29,862	901
* CMGI Inc.	737,715	893
* Korn/Ferry International	48,346	881
* Leapfrog Enterprises, Inc.	43,446	880
* Electronics Boutique Holdings Corp.	25,549	871
* The Gymboree Corp.	59,850	862
* aQuantive, Inc.	89,297	862
* Big 5 Sporting Goods Corp.	37,784	861
* Overstock.com, Inc.	22,831	839
* Stein Mart, Inc.	53,503	814
* Multimedia Games Inc.	51,839	804
* Insight Enterprises, Inc.	47,082	793
* FTI Consulting, Inc.	41,840	791
* NetFlix.com, Inc.	50,787	783
* TiVo Inc.	118,002	781
* J. Jill Group, Inc.	39,305	780
* California Pizza Kitchen, Inc.	35,567	777
Gevity HR, Inc.	49,577	762
* GameStop Corp.	41,133	761
* The Dress Barn, Inc.	43,574	760
* Spanish Broadcasting System, Inc.	77,193	760
* Teletech Holdings Inc.	79,994	755
* AMC Entertainment, Inc.	38,788	742
* Papa John's International, Inc.	24,158	741
Hollinger International, Inc.	41,736	722
Ameristar Casinos, Inc.	23,728	718
* Argosy Gaming Co.	18,121	710
* Entravision Communications Corp.	92,868	707
* Heidrick & Struggles International, Inc.	24,238	699
* Cole National Corp. Class A	24,625	682
* Information Holdings Inc.	24,616	670
Sinclair Broadcast Group, Inc.	91,231	666
* Harris Interactive Inc.	100,620	663
* A.C. Moore Arts & Crafts, Inc.	26,651	659
* USANA Health Sciences, Inc.	18,783	654
The Nautilus Group, Inc.	28,674	648
* Carter's, Inc.	23,321	646
Oakley, Inc.	53,834	641
* The Children's Place Retail Stores, Inc.	26,457	633
* Autobytel Inc.	68,852	618
* Steiner Leisure Ltd.	27,591	610
* Wireless Facilities, Inc.	87,102	607
* Stage Stores, Inc.	17,691	605
* Salem Communications Corp.	23,859	604
Blyth, Inc.	19,524	603
* infoUSA Inc.	67,621	603
* Skechers U.S.A., Inc.	40,348	586
* Pre-Paid Legal Services, Inc.	22,529	579
* ValueVision Media, Inc.	42,815	573
* West Marine, Inc.	26,307	562
* Hollywood Entertainment Corp.	56,237	555
* Sharper Image Corp.	24,586	527
Kenneth Cole Productions, Inc.	18,592	523
* 4Kids Entertainment Inc.	25,864	522
* MemberWorks, Inc.	19,575	514
* Bombay Co.	70,045	513
* Insight Communications Co., Inc.	57,902	510
* Isle of Capri Casinos, Inc.	26,136	506
* Revlon, Inc. Class A	200,076	504
* Central European Distribution Corp.	22,202	496
World Fuel Services Corp.	13,851	496
* PRIMEDIA Inc.	204,624	481
* MTR Gaming Group Inc.	50,730	473
* Midway Games Inc.	47,648	473
Stamps.com Inc.	35,276	469
* Spherion Corp.	59,178	463
Movie Gallery, Inc.	26,043	457
* Gartner, Inc. Class B	38,396	443
* Steven Madden, Ltd.	24,709	436
* Saga Communications, Inc.	25,355	430
* Forrester Research, Inc.	28,135	429
Finish Line, Inc.	13,854	428
* 1-800-FLOWERS.COM, Inc.	51,218	425
* Playboy Enterprises, Inc. Class B	41,544	417
* NetRatings, Inc.	23,287	415
* Regent Communications, Inc.	72,850	412
* Playtex Products, Inc.	65,445	412
Renaissance Learning, Inc.	18,393	399
* Martha Stewart Living Omnimedia, Inc.	24,968	392
* RC2 Corp.	11,698	385
World Wrestling Entertainment, Inc.	30,981	379
* Charlotte Russe Holding Inc.	31,475	361
* AMN Healthcare Services, Inc.	30,110	360
Gray Television, Inc.	30,153	359
* Orbitz, Inc.	12,896	351
* Party City Corp.	23,657	349
Oshkosh B' Gosh, Inc. Class A	16,750	338
bebe stores, inc	15,208	321
* Del Laboratories, Inc.	9,384	310
* Guess ?, Inc.	17,287	308
Triarc Cos., Inc. Class A	26,669	305
* Alloy, Inc.	72,095	273
* Drugstore.com, Inc.	76,942	263
* Learning Tree International, Inc.	18,351	259
* Hudson Highland Group, Inc.	8,635	252
* Young Broadcasting Inc.	22,562	245
* O'Charley's Inc.	14,329	234
* Cross Country Healthcare, Inc.	14,130	219
* PC Connection, Inc.	31,252	215
* GSI Commerce, Inc.	23,837	210
* Beasley Broadcast Group, Inc.	12,975	204
Triarc Cos., Inc. Class B	16,802	193
* Restoration Hardware, Inc.	35,421	183
* Fisher Communications, Inc.	3,819	183
* 1-800 CONTACTS, Inc.	11,919	181
* Vail Resorts Inc.	9,807	177
* Kirkland's, Inc.	16,962	159
* Medical Staffing Network Holdings, Inc.	23,555	145
* Paxson Communications Corp.	86,758	117
Advanced Marketing Services	10,732	116
* Atari, Inc.	71,129	112
* The Wet Seal, Inc. Class A	30,675	51
* Exult Inc.	8,607	45
Timco Aviation Services, Inc. Cvt
8.00%, 1/2/2007	2	-

		299,851

Consumer Staples (1.3%)
* Rite Aid Corp.	1,014,594	3,571
Church & Dwight, Inc.	120,729	3,388
* NBTY, Inc.	104,465	2,252
* Performance Food Group Co.	90,776	2,151
* 7-Eleven, Inc.	76,884	1,536
Tootsie Roll Industries, Inc.	26,635	778
Sanderson Farms, Inc.	17,444	584
* Peet's Coffee & Tea Inc.	24,709	578
Vector Group Ltd.	32,085	482
* Wild Oats Markets Inc.	47,934	414
* Boston Beer Co., Inc. Class A	15,299	386
Winn-Dixie Stores, Inc.	82,295	254
Coca-Cola Bottling Co.	3,829	207
Arden Group Inc. Class A	2,345	199
* The Great Atlantic & Pacific Tea Co., Inc.	11,411	70

		16,850

Financial Services (8.5%)
Certegy, Inc.	124,499	4,633
Waddell & Reed Financial, Inc.	161,444	3,552
* BISYS Group, Inc.	235,459	3,440
East West Bancorp, Inc.	98,193	3,298
UCBH Holdings, Inc.	83,970	3,281
* Alliance Data Systems Corp.	78,544	3,186
Global Payments Inc.	59,305	3,176
* Affiliated Managers Group, Inc.	56,799	3,041
MoneyGram International, Inc.	173,393	2,962
Fremont General Corp.	127,764	2,958
* Kronos, Inc.	60,811	2,693
Jack Henry & Associates Inc.	140,579	2,639
* The First Marblehead Corp.	56,125	2,604
* Silicon Valley Bancshares	69,179	2,571
International Bancshares Corp.	69,537	2,556
Southwest Bancorporation of Texas, Inc.	114,133	2,299
Wintrust Financial Corp.	37,564	2,152
Jefferies Group, Inc.	61,967	2,136
Hilb, Rogal and Hamilton Co.	56,583	2,049
Maguire Properties, Inc. REIT	83,570	2,032
FactSet Research Systems Inc.	40,711	1,962
Commercial Capital Bancorp, Inc.	83,993	1,906
HCC Insurance Holdings, Inc.	60,025	1,810
* eFunds Corp.	93,767	1,743
* Alleghany Corp.	6,351	1,733
John H. Harland Co.	55,225	1,731
First BanCorp Puerto Rico	35,486	1,714
CVB Financial Corp.	71,168	1,581
W Holding Co., Inc.	72,887	1,385
National Financial Partners Corp.	35,920	1,285
Boston Private Financial Holdings, Inc.	50,948	1,272
United Community Banks, Inc.	52,362	1,271
Manufactured Home Communities, Inc. REIT	38,043	1,265
* Investment Technology Group, Inc.	81,804	1,252
* Interactive Data Corp.	64,135	1,207
* Financial Federal Corp.	31,769	1,191
* Sotheby's Holdings Class A	75,215	1,182
NDCHealth Corp.	70,773	1,136
* S1 Corp.	131,615	1,050
* USI Holdings Corp.	76,164	1,040
* Triad Guaranty, Inc.	18,367	1,019
* Sterling Financial Corp.	28,657	1,010
Gold Banc Corp., Inc.	74,306	1,002
* Accredited Home Lenders Holding Co.	24,359	938
Aspen Insurance Holdings Ltd.	40,775	938
* Digital Insight Corp.	65,182	888
Direct General Corp.	30,623	886
* Advent Software, Inc.	51,974	875
PrivateBancorp, Inc.	31,303	844
* Instinet Group Inc.	162,925	820
* Nelnet, Inc.	35,127	786
* Arch Capital Group Ltd.	19,445	757
Harleysville National Corp.	29,932	734
* Ocwen Financial Corp.	79,939	731
Main Street Banks, Inc.	22,676	694
Bank of the Ozarks, Inc.	20,804	619
Hanmi Financial Corp.	19,736	596
* eSPEED, Inc. Class A	59,969	589
* BankUnited Financial Corp.	19,061	556
* iPayment Holdings, Inc.	13,054	524
S.Y. Bancorp, Inc.	22,975	519
City Holding Co.	15,547	511
* Portfolio Recovery Associates, Inc.	16,608	488
Scottish Re Group Ltd.	20,663	437
CoBiz Inc.	26,402	436
Peapack Gladstone Financial Corp.	13,687	415
* HomeStore, Inc.	179,768	415
* FelCor Lodging Trust, Inc. REIT	34,429	389
* PRG-Schultz International, Inc.	66,478	382
WFS Financial, Inc.	8,035	374
Old Second Bancorp, Inc.	12,774	357
* Citizens, Inc.	58,045	347
Gabelli Asset Management Inc.	6,660	285
* Argonaut Group, Inc.	15,135	283
* Rewards Network Inc.	35,871	239
* InterCept, Inc.	12,498	234
PXRE Group Ltd.	9,685	227
* Portal Software, Inc.	66,521	182
* Federal Agricultural Mortgage Corp. Class C	6,286	139
Charter Financial Corp.	3,875	131
* CCC Information Services Group	6,009	106
* Credit Acceptance Corp.	1,800	34

		108,710

Health Care (20.4%)
* DaVita, Inc.	192,081	5,983
* Cytyc Corp.	216,262	5,223
* Covance, Inc.	123,034	4,918
Cooper Cos., Inc.	63,925	4,382
* Renal Care Group, Inc.	133,037	4,288
Medicis Pharmaceutical Corp.	109,577	4,278
* Charles River Laboratories, Inc.	90,326	4,137
* Edwards Lifesciences Corp.	116,351	3,898
* Gen-Probe Inc.	96,265	3,838
* Stericycle, Inc.	80,799	3,709
* MGI Pharma, Inc.	137,864	3,680
* Respironics, Inc.	68,127	3,641
* Affymetrix, Inc.	118,223	3,631
* Pharmaceutical Product Development, Inc.	98,983	3,563
* IDEXX Laboratories Corp.	67,987	3,450
* Protein Design Labs, Inc.	175,341	3,433
* Neurocrine Biosciences, Inc.	71,135	3,355
* OSI Pharmaceuticals, Inc.	51,829	3,185
* Andrx Group	142,254	3,181
* ResMed Inc.	66,184	3,151
* VCA Antech, Inc.	152,264	3,141
* STERIS Corp.	134,778	2,957
* Techne Corp.	76,440	2,918
* First Health Group Corp.	179,159	2,883
* INAMED Corp.	59,019	2,814
* Martek Biosciences Corp.	57,312	2,788
Mentor Corp.	82,569	2,781
* AMERIGROUP Corp.	48,438	2,725
* Dade Behring Holdings Inc.	48,804	2,719
* Apria Healthcare Group Inc.	97,673	2,662
* Pediatrix Medical Group, Inc.	48,005	2,633
Invacare Corp.	56,092	2,580
* Cerner Corp.	56,059	2,425
* PAR Pharmaceutical Cos. Inc.	67,056	2,409
* AtheroGenics, Inc.	72,534	2,390
* Nektar Therapeutics	163,473	2,367
* Inveresk Research Group Inc.	63,345	2,337
* Advanced Medical Optics, Inc.	57,756	2,285
* Pharmion Corp.	44,036	2,277
* Sybron Dental Specialties, Inc.	75,430	2,240
* Accredo Health, Inc.	94,928	2,238
* LifePoint Hospitals, Inc.	71,111	2,134
* Endo Pharmaceuticals Holdings, Inc.	116,127	2,132
* Amylin Pharmaceuticals, Inc.	101,611	2,085
* The Medicines Co.	84,024	2,028
* Alkermes, Inc.	175,237	2,022
Valeant Pharmaceuticals International	82,137	1,981
* VISX Inc.	95,392	1,965
* Telik, Inc.	85,589	1,909
* Connetics Corp.	69,104	1,867
* ILEX Oncology, Inc.	72,638	1,828
* American Healthways Inc.	60,662	1,766
Diagnostic Products Corp.	42,765	1,748
* Centene Corp.	39,687	1,690
* Bio-Rad Laboratories, Inc. Class A	32,737	1,673
* Applera Corp.-Celera Genomics Group	142,920	1,671
* American Medical Systems Holdings, Inc.	45,780	1,660
PolyMedica Corp.	53,185	1,638
* NeighborCare Inc.	64,234	1,628
* Human Genome Sciences, Inc.	148,544	1,621
* United Surgical Partners International, Inc.	46,896	1,611
* Intuitive Surgical, Inc.	62,342	1,543
* Nabi Biopharmaceuticals	112,906	1,511
Select Medical Corp.	111,005	1,491
* CONMED Corp.	55,338	1,455
* Priority Healthcare Corp. Class B	72,087	1,453
* Immucor Inc.	58,570	1,450
* Biosite Inc.	29,045	1,422
* United Therapeutics Corp.	39,906	1,394
* Onyx Pharmaceuticals, Inc.	32,161	1,383
* Haemonetics Corp.	41,788	1,372
* Enzon Pharmaceuticals, Inc.	85,971	1,371
* Salix Pharmaceuticals, Ltd.	63,625	1,369
* Ventana Medical Systems, Inc.	26,904	1,357
* Atrix Laboratories, Inc.	42,825	1,314
* eResearch Technology, Inc.	95,467	1,273
* AmSurg Corp.	59,422	1,259
* IDX Systems Corp.	38,211	1,240
* ArthroCare Corp.	41,521	1,216
* Odyssey Healthcare, Inc.	68,341	1,213
* Eclipsys Corp.	77,383	1,207
* Advanced Neuromodulation Systems, Inc.	39,234	1,191
* Inspire Pharmaceuticals, Inc.	74,512	1,172
* Kos Pharmaceuticals, Inc.	32,847	1,170
* Ligand Pharmaceuticals Inc. Class B	115,980	1,162
Arrow International, Inc.	38,303	1,145
* Serologicals Corp.	48,847	1,140
* American Pharmaceuticals Partners, Inc.	41,167	1,135
* Eon Labs, Inc.	52,000	1,128
* First Horizon Pharmaceutical Corp.	55,457	1,110
* Integra LifeSciences Holdings	33,454	1,074
* Impax Laboratories, Inc.	68,443	1,051
* Vertex Pharmaceuticals, Inc.	100,098	1,051
* Vicuron Pharmaceuticals Inc.	70,730	1,038
* NPS Pharmaceuticals Inc.	47,612	1,037
* Myriad Genetics, Inc.	60,087	1,027
* Encysive Pharmaceuticals, Inc.	112,068	1,012
* Abgenix, Inc.	102,036	1,006
* Chattem, Inc.	30,686	990
* K-V Pharmaceutical Co. Class A	54,474	975
* LabOne, Inc.	33,321	974
* Transkaryotic Therapies, Inc.	54,065	959
* Noven Pharmaceuticals, Inc.	45,829	955
* Molina Healthcare Inc.	26,798	951
* Wright Medical Group, Inc.	35,838	900
Perrigo Co.	43,783	900
* Per-Se Technologies, Inc.	62,040	851
* Thoratec Corp.	87,588	843
* PSS World Medical, Inc.	82,437	828
* Dendreon Corp.	96,610	812
* Digene Corp.	30,975	804
* Align Technology, Inc.	52,620	804
* Incyte Corp.	83,137	801
* Cyberonics, Inc.	38,996	798
* Cubist Pharmaceuticals, Inc.	78,520	776
* Sunrise Senior Living, Inc.	22,077	775
* Kyphon Inc.	31,265	775
* CV Therapeutics, Inc.	61,701	771
* Hologic, Inc.	39,758	766
* Cell Therapeutics, Inc.	111,326	764
* Wilson Greatbatch Technologies, Inc.	41,973	751
* SonoSite, Inc.	28,738	749
* Merit Medical Systems, Inc.	48,983	740
* RehabCare Group, Inc.	31,935	735
* EPIX Medical, Inc.	37,926	732
* Enzo Biochem, Inc.	48,146	722
* Medarex, Inc.	95,487	705
* Molecular Devices Corp.	29,710	700
* Exelixis, Inc.	86,794	700
* SurModics, Inc.	29,107	691
* InterMune Inc.	56,450	666
* BioMarin Pharmaceutical Inc.	125,337	650
* PAREXEL International Corp.	33,177	650
* Adolor Corp.	56,913	640
* ICU Medical, Inc.	24,231	631
* Alexion Pharmaceuticals, Inc.	34,254	617
* Discovery Laboratories, Inc.	91,091	610
* Zoll Medical Corp.	17,949	599
* Lexicon Genetics Inc.	86,221	568
* Tanox, Inc.	33,531	566
* Possis Medical Inc.	35,568	557
* Kensey Nash Corp.	20,225	530
* Inverness Medical Innovations, Inc.	25,460	530
* OraSure Technologies, Inc.	78,773	496
* Isis Pharmaceuticals, Inc.	98,816	484
* Zymogenetics, Inc.	26,885	469
* Conceptus, Inc.	50,403	467
* Diversa Corp.	50,354	420
* VistaCare, Inc.	26,981	413
* ARIAD Pharmaceuticals, Inc.	60,303	403
* ImmunoGen, Inc.	79,602	402
* CorVel Corp.	13,310	395
* CTI Molecular Imaging, Inc.	48,635	392
* Albany Molecular Research, Inc.	40,211	386
* Corixa Corp.	92,260	384
* K-V Pharmaceutical Co. Class B	20,675	381
* XOMA Ltd.	163,720	380
* Cell Genesys, Inc.	41,681	374
* DJ Orthopedics Inc.	21,063	372
Young Innovations, Inc.	10,703	353
* Pozen Inc.	39,651	347
* CardioDynamics International Corp.	74,431	342
* Genesis Healthcare Corp.	10,819	329
* Regeneron Pharmaceuticals, Inc.	37,272	324
* Antigenics, Inc.	52,715	318
* Trimeris, Inc.	20,746	312
* Accelrys Inc.	46,146	301
* Maxygen Inc.	28,786	285
* Gentiva Health Services, Inc.	16,546	271
* Bruker BioSciences Corp.	77,860	269
* SciClone Pharmaceuticals, Inc.	73,735	262
Computer Programs and Systems, Inc.	12,133	243
* Columbia Laboratories Inc.	77,408	236
* CuraGen Corp.	41,292	227
* Genta Inc.	83,853	226
* Closure Medical Corp.	15,196	216
* Immunomedics Inc.	82,487	214
* Alliance Imaging, Inc.	27,831	208
* Geron Corp.	27,929	167
* Specialty Laboratories, Inc.	15,773	166
* NeoPharm, Inc.	18,274	156
Vital Signs, Inc.	4,483	143
* Savient Pharmaceuticals Inc.	59,629	137
* Exact Sciences Corp.	40,249	133
* Lannett Company, Inc.	11,657	113
* PRAECIS Pharmaceuticals Inc.	47,269	104
* aaiPharma Inc.	18,694	29

		262,952

Integrated Oils (0.1%)
* KCS Energy, Inc.	91,126	1,268

Other Energy (6.3%)
* Ultra Petroleum Corp.	146,696	7,195
* Varco International, Inc.	180,574	4,843
* Grant Prideco, Inc.	227,183	4,655
* FMC Technologies Inc.	124,974	4,174
Patina Oil & Gas Corp.	131,119	3,877
* Newfield Exploration Co.	57,030	3,493
CONSOL Energy, Inc.	97,343	3,396
Helmerich & Payne, Inc.	98,627	2,830
* Key Energy Services, Inc.	255,411	2,822
* Unit Corp.	76,118	2,670
* Cal Dive International, Inc.	71,139	2,534
* Denbury Resources, Inc.	96,300	2,446
St. Mary Land & Exploration Co.	55,924	2,226
* Encore Acquisition Co.	54,104	1,867
* Spinnaker Exploration Co.	52,893	1,853
* Hanover Compressor Co.	134,035	1,803
* Oceaneering International, Inc.	48,929	1,803
* Quicksilver Resources, Inc.	53,619	1,752
* Grey Wolf, Inc.	346,657	1,695
Cabot Oil & Gas Corp.	32,143	1,443
* Superior Energy Services, Inc.	109,643	1,417
* Input/Output, Inc.	136,451	1,407
* TETRA Technologies, Inc.	43,800	1,360
* Hydrill Co.	31,630	1,359
CARBO Ceramics Inc.	18,653	1,346
Arch Coal, Inc.	35,533	1,261
* W-H Energy Services, Inc.	53,936	1,119
* Remington Oil & Gas Corp.	42,472	1,115
* Atwood Oceanics, Inc.	21,721	1,033
* Newpark Resources, Inc.	163,877	983
* Energy Partners, Ltd.	51,330	836
* Harvest Natural Resources, Inc.	45,576	757
Penn Virginia Corp.	17,825	706
* Magnum Hunter Resources Inc.	58,070	670
Frontier Oil Corp.	25,934	612
* FuelCell Energy, Inc.	54,754	561
* KFX, Inc.	71,159	549
* Oil States International, Inc.	26,707	499
* Core Laboratories NV	18,747	461
* Comstock Resources, Inc.	21,294	445
* Parker Drilling Co.	119,447	438
* Global Power Equipment Group Inc.	58,587	434
* Evergreen Resources, Inc.	10,403	417
* Plug Power, Inc.	60,849	390
* Global Industries Ltd.	56,806	351
Gulf Island Fabrication, Inc.	10,864	242
* Dril-Quip, Inc.	8,663	193
* TransMontaigne Inc.	18,788	109

		80,447

Materials & Processing (4.6%)
* IMC Global Inc.	215,304	3,744
* Crown Holdings, Inc.	323,841	3,339
* Scotts Co.	44,762	2,872
* GrafTech International Ltd.	190,263	2,654
Steel Dynamics, Inc.	67,574	2,610
* Maverick Tube Corp.	82,796	2,551
* Armor Holdings, Inc.	60,693	2,525
Reliance Steel & Aluminum Co.	53,991	2,144
Simpson Manufacturing Co.	32,988	2,085
Airgas, Inc.	84,000	2,022
Florida Rock Industries, Inc.	41,189	2,018
* Coeur d'Alene Mines Corp.	420,013	1,991
* Cabot Microelectronics Corp.	48,669	1,764
* Millennium Chemicals, Inc.	82,789	1,756
* Hecla Mining Co.	231,809	1,725
* Apex Silver Mines Ltd.	78,947	1,713
* AK Steel Corp.	202,339	1,651
Allegheny Technologies Inc.	77,935	1,422
* Rogers Corp.	32,492	1,381
* Symyx Technologies, Inc.	56,321	1,326
* Ceradyne, Inc.	29,889	1,312
Forest City Enterprise Class A	21,167	1,166
* Insituform Technologies Inc. Class A	52,568	981
* Dycom Industries, Inc.	33,189	942
* Lone Star Technologies, Inc.	23,837	901
Brookfield Homes Corp.	30,374	800
* Century Aluminum Co.	28,847	800
MacDermid, Inc.	26,758	775
AMCOL International Corp.	40,087	766
* Graphic Packaging Corp.	113,856	738
* Trex Co., Inc.	15,808	700
* Tejon Ranch Co.	18,468	695
* NCI Building Systems, Inc.	19,671	628
* Stillwater Mining Co.	39,444	611
Royal Gold, Inc.	34,423	588
Penn Engineering & Manufacturing Corp.	24,043	448
* Mobile Mini, Inc.	17,261	428
* Encore Wire Corp.	31,691	420
Silgan Holdings, Inc.	8,125	376
* Interface, Inc.	43,700	350
* AAON, Inc.	18,441	321
Apogee Enterprises, Inc.	23,993	310
* Energy Conversion Devices, Inc.	20,241	268
* Avatar Holding, Inc.	5,288	224

		58,841

Producer Durables (9.1%)
* American Tower Corp. Class A	437,164	6,710
* Crown Castle International Corp.	393,576	5,856
Graco, Inc.	129,059	4,324
Donaldson Co., Inc.	152,131	4,319
Roper Industries Inc.	72,061	4,141
* United Defense Industries Inc.	102,664	4,106
Plantronics, Inc.	93,448	4,041
* Mettler-Toledo International Inc.	82,344	3,888
* Polycom, Inc.	195,457	3,874
Herman Miller, Inc.	140,903	3,473
* Andrew Corp.	282,872	3,462
Joy Global Inc.	99,922	3,435
* Hovnanian Enterprises Inc. Class A	63,626	2,551
Engineered Support Systems, Inc.	50,979	2,327
* Varian Semiconductor Equipment Associates, Inc.	71,068	2,196
* Dionex Corp.	38,766	2,121
Cognex Corp.	79,669	2,087
* Cymer, Inc.	71,925	2,061
* Headwaters Inc.	65,793	2,030
Ametek, Inc.	66,013	2,002
* CUNO Inc.	33,065	1,910
* Rayovac Corp.	67,463	1,778
* Interdigital Communications Corp.	108,786	1,775
* Toll Brothers, Inc.	38,285	1,774
* Taser International Inc.	44,529	1,672
* Axcelis Technologies, Inc.	194,785	1,613
* Paxar Corp.	69,953	1,587
Ryland Group, Inc.	16,479	1,527
HNI Corp.	35,790	1,417
* Teledyne Technologies, Inc.	53,583	1,342
* ATMI, Inc.	60,957	1,248
* Actuant Corp.	30,278	1,248
MDC Holdings, Inc.	16,748	1,224
* Veeco Instruments, Inc.	52,273	1,096
* Imagistics International Inc.	32,529	1,093
* Orbital Sciences Corp.	95,181	1,087
* MKS Instruments, Inc.	68,027	1,042
* Photronics Inc.	60,658	1,008
* Littelfuse, Inc.	27,975	966
* FEI Co.	48,871	966
* Champion Enterprises, Inc.	89,826	924
* Mykrolis Corp.	80,676	812
* Arris Group Inc.	153,317	800
* Entegris Inc.	92,720	773
* William Lyon Homes, Inc.	8,664	770
Levitt Corp. Class A	32,716	768
* Meritage Corp.	9,712	763
Franklin Electric, Inc.	18,166	719
* Itron, Inc.	40,652	709
* Ultratech, Inc.	43,875	688
* Photon Dynamics, Inc.	32,612	662
* LTX Corp.	119,777	648
United Industrial Corp.	19,370	637
* Presstek, Inc.	64,112	620
Stewart & Stevenson Services, Inc.	34,724	614
* Mattson Technology, Inc.	78,558	604
* ESCO Technologies Inc.	8,830	598
* Powerwave Technologies, Inc.	96,334	593
* Kulicke & Soffa Industries, Inc.	99,165	560
* MTC Technologies, Inc.	19,903	550
* Applied Films Corp.	29,052	523
* DuPont Photomasks, Inc.	28,860	492
Keithley Instruments Inc.	27,201	475
Helix Technology Corp.	33,386	454
CTS Corp.	33,625	424
* Rudolph Technologies, Inc.	24,741	414
* Power-One, Inc.	61,822	401
* Advanced Energy Industries, Inc.	41,516	386
* Astec Industries, Inc.	20,021	383
Lindsay Manufacturing Co.	14,043	377
* Palm Harbor Homes, Inc.	20,275	342
Curtiss-Wright Corp. Class B	6,275	339
* Metrologic Instruments, Inc.	21,172	336
* Electro Scientific Industries, Inc.	19,040	330
* Asyst Technologies, Inc.	60,648	310
Vicor Corp.	26,401	267
* Semitool, Inc.	33,531	255
* Tollgrade Communications, Inc.	26,436	232
Cohu, Inc.	14,262	211
* General Binding Corp.	12,223	172
* Terayon Communications Systems, Inc.	43,063	91
Curtiss-Wright Corp.	200	11

		117,414

Technology (20.2%)
* Cognizant Technology Solutions Corp.	252,685	7,709
* International Rectifier Corp.	129,305	4,435
* Cree, Inc.	145,214	4,433
* SpectraSite, Inc.	94,404	4,390
PerkinElmer, Inc.	237,836	4,096
* FLIR Systems, Inc.	65,795	3,849
Acxiom Corp.	160,362	3,807
* Western Digital Corp.	408,771	3,593
* Trimble Navigation Ltd.	99,139	3,133
Reynolds & Reynolds Class A	126,796	3,128
* TIBCO Software Inc.	366,437	3,118
* Integrated Circuit Systems, Inc.	142,012	3,053
* Atmel Corp.	838,980	3,037
* CACI International, Inc.	57,053	3,011
ADTRAN Inc.	132,398	3,003
* Avid Technology, Inc.	63,510	2,977
* Brocade Communications Systems, Inc.	513,639	2,902
* Akamai Technologies, Inc.	204,506	2,873
* Rambus Inc.	180,150	2,827
* Skyworks Solutions, Inc.	292,827	2,782
* Semtech Corp.	138,166	2,649
* Macromedia, Inc.	131,658	2,644
* Hyperion Solutions Corp.	76,320	2,594
* Varian, Inc.	67,844	2,569
* Avocent Corp.	95,961	2,498
* RSA Security Inc.	120,847	2,332
* RF Micro Devices, Inc.	364,873	2,313
* The Titan Corp.	164,196	2,294
* CommScope, Inc.	105,433	2,277
* Cypress Semiconductor Corp.	241,419	2,134
* Foundry Networks, Inc.	224,823	2,134
* Macrovision Corp.	86,923	2,093
* Anteon International Corp.	55,773	2,044
* Avnet, Inc.	117,890	2,018
* Integrated Device Technology Inc.	207,520	1,978
* F5 Networks, Inc.	64,112	1,953
* Applied Micro Circuits Corp.	609,847	1,909
* Websense, Inc.	44,992	1,875
* Emulex Corp.	160,803	1,852
* Silicon Laboratories Inc.	55,621	1,840
* MICROS Systems, Inc.	36,176	1,811
* Parametric Technology Corp.	341,082	1,801
* Wind River Systems Inc.	144,355	1,761
* Tekelec	103,830	1,732
* Digital River, Inc.	56,218	1,674
* Intergraph Corp.	60,929	1,655
* Silicon Image, Inc.	130,560	1,650
* ScanSource, Inc.	24,567	1,567
* Microsemi Corp.	110,754	1,562
* Coherent, Inc.	59,127	1,534
* Aeroflex, Inc.	144,715	1,530
* Mentor Graphics Corp.	137,343	1,506
* SRA International, Inc.	29,121	1,501
* ANSYS, Inc.	30,021	1,493
* OmniVision Technologies, Inc.	103,614	1,466
* Internet Security Systems, Inc.	85,413	1,452
* Micrel, Inc.	135,818	1,414
* Progress Software Corp.	70,711	1,407
* InVision Technologies, Inc.	30,787	1,385
* MEMC Electronic Materials, Inc.	162,908	1,381
* Transaction Systems Architects, Inc.	73,057	1,358
* Ditech Communications Corp.	60,524	1,355
* UNOVA, Inc.	94,642	1,330
* FileNET Corp.	75,931	1,326
* Tessera Technologies, Inc.	57,927	1,280
Black Box Corp.	34,379	1,270
* Artisan Components, Inc.	42,716	1,243
* Dendrite International, Inc.	77,089	1,243
* SafeNet, Inc.	46,611	1,230
* Manhattan Associates, Inc.	50,304	1,228
* Power Integrations, Inc.	60,091	1,228
* Perot Systems Corp.	76,376	1,227
* WebEx Communications, Inc.	55,970	1,221
* DSP Group Inc.	56,932	1,198
* NetIQ Corp.	111,990	1,198
* Sapient Corp.	156,406	1,193
* PalmOne, Inc.	38,781	1,180
* Lexar Media, Inc.	139,233	1,168
* SigmaTel Inc.	54,974	1,166
* Vitesse Semiconductor Corp.	426,375	1,164
* Intermagnetics General Corp.	49,612	1,149
* Identix, Inc.	172,062	1,146
* Exar Corp.	80,884	1,145
* j2 Global Communications, Inc.	36,173	1,143
* Altiris, Inc.	35,953	1,138
* Aspect Communications Corp.	113,997	1,132
* Openwave Systems Inc.	125,694	1,109
* Gateway, Inc.	219,508	1,087
* Ariba, Inc.	115,644	1,080
* Silicon Storage Technology, Inc.	168,941	1,076
* Epicor Software Corp.	89,339	1,075
* Mercury Computer Systems, Inc.	39,445	1,062
* Advanced Digital Information Corp.	119,632	1,041
* MicroStrategy Inc.	24,527	1,008
* RealNetworks, Inc.	215,693	1,005
* Extreme Networks, Inc.	223,950	997
* TriQuint Semiconductor, Inc.	254,090	991
* Advanced Fibre Communications, Inc.	60,527	962
* SERENA Software, Inc.	56,527	946
* Informatica Corp.	160,072	936
* Verity, Inc.	72,417	933
* Synaptics Inc.	46,153	930
* Plexus Corp.	84,193	929
* Quest Software, Inc.	83,413	928
* FormFactor Inc.	47,560	921
* Verint Systems Inc.	24,128	889
* ViaSat, Inc.	43,903	882
* Genesis Microchip Inc.	64,042	865
* ON Semiconductor Corp.	273,661	857
* Borland Software Corp.	102,339	855
* KEMET Corp.	104,153	843
* Benchmark Electronics, Inc.	28,074	837
* II-VI, Inc.	23,874	836
* Gartner, Inc. Class A	71,398	835
Inter-Tel, Inc.	37,805	817
EDO Corp.	29,316	814
* Quantum Corp.	351,588	812
* Cirrus Logic, Inc.	164,865	786
Park Electrochemical Corp.	37,085	786
* Ascential Software Corp.	57,901	780
* Digitas Inc.	100,587	778
* Actel Corp.	50,732	771
* SeaChange International, Inc.	48,201	771
* Agile Software Corp.	96,653	766
* Keane, Inc.	49,613	762
* SonicWALL, Inc.	110,858	749
* Silicon Graphics, Inc.	509,989	729
* Pixelworks, Inc.	72,387	725
Cubic Corp.	31,591	723
* ScanSoft, Inc.	174,202	711
* Magma Design Automation, Inc.	46,927	708
* Lionbridge Technologies, Inc.	81,892	703
* InterVoice, Inc.	63,633	685
* Vignette Corp.	506,411	674
* Daktronics, Inc.	27,512	673
* Dot Hill Systems Corp.	80,303	644
BEI Technologies, Inc.	23,015	631
* ManTech International Corp.	33,387	625
* Corvis Corp.	775,001	620
* Excel Technology, Inc.	23,490	607
* Harmonic, Inc.	90,989	605
* Electronics for Imaging, Inc.	36,675	596
Talx Corp.	25,542	590
* Packeteer, Inc.	54,452	589
* JDA Software Group, Inc.	53,837	583
* Inet Technologies, Inc.	45,945	578
* TTM Technologies, Inc.	64,111	570
* CSG Systems International, Inc.	36,804	567
* E.piphany Inc.	140,719	567
* Standard Microsystem Corp.	32,204	564
* Micromuse Inc.	153,024	563
* Pinnacle Systems, Inc.	134,181	560
* Komag, Inc.	40,129	558
* McDATA Corp.	118,346	556
* Kopin Corp.	136,435	555
* Opsware, Inc.	98,685	554
* Westell Technologies, Inc.	105,464	545
* Anaren, Inc.	40,347	543
* Tyler Technologies, Inc.	61,108	540
* Concur Technologies, Inc.	51,133	536
* PalmSource, Inc.	25,709	533
* Secure Computing Corp.	69,285	526
* SupportSoft, Inc.	53,796	524
* Ixia	53,163	517
* Interwoven Inc.	71,356	517
* webMethods, Inc.	96,998	516
* Cray Inc.	142,173	502
* Sycamore Networks, Inc.	131,430	497
* Retek Inc.	108,532	495
* Amkor Technology, Inc.	134,390	491
* Keynote Systems Inc.	34,475	488
* MatrixOne, Inc.	95,672	484
* OSI Systems Inc.	29,822	480
* McDATA Corp. Class A	95,195	479
* Pericom Semiconductor Corp.	48,711	471
* Netegrity, Inc.	62,572	470
* EPIQ Systems, Inc.	29,532	460
* Zoran Corp.	29,160	458
* ActivCard Corp.	73,764	453
* Finisar Corp.	347,193	451
* Echelon Corp.	56,136	442
* MSC Software Corp.	53,243	428
* ESS Technology, Inc.	61,983	425
* Siliconix, Inc.	11,651	417
* OpenTV Corp.	131,847	402
* Mindspeed Technologies, Inc.	195,564	391
* Universal Display Corp.	45,899	386
* Lattice Semiconductor Corp.	77,834	382
* The TriZetto Group, Inc.	63,911	373
* PDF Solutions, Inc.	30,156	366
Integral Systems, Inc.	18,360	358
* Remec, Inc.	73,887	348
* Lawson Software Inc.	62,054	348
* Avanex Corp.	169,977	347
* Transmeta Corp.	274,263	346
* FalconStor Software, Inc.	46,199	344
* Virage Logic Corp.	27,245	336
* Integrated Silicon Solution, Inc.	45,518	331
* Concord Communications, Inc.	35,401	316
* Enterasys Networks, Inc.	194,002	310
* Ulticom, Inc.	20,476	302
* Manugistics Group, Inc.	127,057	302
Iomega Corp.	62,029	288
* Digimarc Corp.	31,736	287
* SeeBeyond Technology Corp.	91,064	280
* IXYS Corp.	39,023	280
* Net2Phone, Inc.	86,733	279
* WatchGuard Technologies, Inc.	58,271	273
* @ Road, Inc.	64,323	271
* AMIS Holdings Inc.	20,058	271
* MRO Software Inc.	27,118	271
* Blue Coat Systems, Inc.	18,685	269
Syntel, Inc.	15,794	261
* Neoware Systems, Inc.	30,578	254
* Verso Technologies, Inc.	258,748	246
* Stratex Networks, Inc.	107,236	240
* White Electronic Designs Corp.	47,886	235
* Safeguard Scientifics, Inc.	118,958	222
* PEC Solutions, Inc.	18,692	219
* Embarcadero Technologies, Inc.	24,682	209
* Concurrent Computer Corp.	121,664	204
* Drexler Technology Corp.	21,098	193
* Monolithic System Technology, Inc.	42,212	183
* Oplink Communications, Inc.	101,329	181
* iGATE Corp.	45,900	169
QAD Inc.	22,890	160
* Pegasystems Inc.	21,363	149
Bel Fuse, Inc. Class B	4,400	146
* SPSS, Inc.	10,802	144
* Computer Network Technology Corp.	34,912	142
* Entrust, Inc.	52,557	133
* Planar Systems, Inc.	10,198	114
* NASSDA Corp.	20,138	71
Bel Fuse, Inc. Class A	84	2

		260,439

Utilities (1.9%)
* NII Holdings Inc.	123,168	5,076
* Western Wireless Corp. Class A	173,156	4,452
* Southwestern Energy Co.	70,644	2,966
Western Gas Resources, Inc.	100,947	2,886
* Commonwealth Telephone Enterprises, Inc.	40,103	1,746
* IDT Corp. Class B	87,851	1,320
* Arch Wireless, Inc.	32,888	945
* PTEK Holdings, Inc.	90,695	777
* IDT Corp.	39,973	583
* Mediacom Communications Corp.	80,611	526
Surewest Communications	16,644	477
* General Communication, Inc.	51,268	464
* Boston Communications Group, Inc.	33,979	298
* Dobson Communications Corp.	223,105	297
* Centennial Communications Corp. Class A	50,277	296
* Time Warner Telecom Inc.	57,199	275
* Intrado Inc.	26,957	273
* Primus Telecommunications Group, Inc.	130,157	191
* Triton PCS, Inc.	70,458	180
Shenandoah Telecommunications Co.	4,689	120

		24,148

Other (0.2%)
* McDermott International, Inc.	117,191	1,383
Walter Industries, Inc.	35,369	567

		1,950

TOTAL COMMON STOCKS
(Cost $1,162,759)		1,286,094

TEMPORARY CASH INVESTMENT (3.3%)

Vanguard Market Liquidity Fund, 1.74%**
(Cost $42,506)	42,505,550	42,506

TOTAL INVESTMENTS (103.3%)
(Cost $1,205,265)		1,328,600

OTHER ASSETS AND LIABILITIES--NET (-3.3%)		(42,194)

NET ASSETS (100%)		$1,286,406

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,205,265,000. Net unrealized appreciation of investment securities for tax purposes was $123,335,000, consisting of unrealized gains of $232,669,000 on securities that had risen in value since their purchase and $109,334,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.